Financial risk management - Liquidity risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Operative working capital - negative
Trade receivables				$ 8,636	$ 7,577
Other receivables (not considering financial NDF)				1,431	1,011
Inventories				1,854	1,278
Current liabilities (not considering financial debt)				(18,793)	(13,245)
Operative working capital - negative				(6,872)	(3,379)
Over revenues	(10.50%)	(6.40%)
Variations in operative working capital - negative
Variation in trade receivables	$ 1,059
Variation in other receivables	420
Variation in inventories	576
Variation in current liabilities (not considering financial debt)	(5,548)
Variation in operative working capital	(3,493)
Net current financial asset (debt)
Cash and cash equivalents		$ 250	$ 153	2,831	3,945
Financial NDF				60
Investments				3,426	1,751
Current financial debt				(3,194)	(3,266)
Net Current financial asset (debt)				3,123	2,430
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	(1,114)
Variation in investments	1,675
Variation in Financial NDF	60
Variation in current financial debt	72
Variation in net current financial asset (debt)	693
Negative operating working capital (current assets - current liabilities)				$ (3,749)	$ (949)
Variation in working capital	$ (2,800)
Liquidity rate	0.83	0.94
Variation in liquidity rate	(0.11)
Leverage rate	2.00%